FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2022
Financial Instruments [Abstract]
Schedule of Financial Assets
The Company has classified its financial instruments as follows:

As at	March 31, 2022	March 31, 2021
	$000’s	$000’s
Financial assets, measured at fair value:
Cash	53,641	64,026
Investments	242	—
Financial assets, measured at amortized cost:
Accounts receivable	28	—
Financial liabilities, measured at fair value:
Contingent consideration payable	2,646	3,201
Financial liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	5,262	2,793

Schedule of Financial Liabilities
The Company has classified its financial instruments as follows:

As at	March 31, 2022	March 31, 2021
	$000’s	$000’s
Financial assets, measured at fair value:
Cash	53,641	64,026
Investments	242	—
Financial assets, measured at amortized cost:
Accounts receivable	28	—
Financial liabilities, measured at fair value:
Contingent consideration payable	2,646	3,201
Financial liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	5,262	2,793

Schedule of Changes in Fair Value of Financial Assets
The following table presents the changes in level 3 financial instruments for the year ended March 31, 2022.

$000’s
Balance as at March 31, 2021	—
Additions	250
Interest income	21
Change in fair value of investments measured at fair value through profit or loss	(29)
Balance as at March 31, 2022	242

Schedule of Quantitative Information of Significant Unobservable inputs in Fair Value Measurements
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Description	Fair Value as at		Unobservable inputs	Range of inputs	Relationship of unobservable inputs to fair value
	March 31, 2022	March 31, 2021
	000’s	000’s
Rx Hybrid Instrument	242	—	Fair value interest rate of loan and conversion feature	10%	Increase/decrease in the fair value rate by 1% would not have a material effect on the fair value of the investment

Disclosure of Monetary Assets and Liabilities Currency Risk Fluctuations
The Company had the following balances in monetary assets and monetary liabilities which are subject to fluctuation against CAD:

Denominated in:	US$000’s	GBP 000’s	EUR 000’s
Cash	740	485	386
Accounts payable and accrued liabilities	(78)	(29)	—
	662	456	386
Foreign currency rate	1.2496	1.6417	1.3853
Equivalent in Canadian dollars	$827	$749	$535
Impact of 10% change in foreign currency rate	$83	$75	$54